INCOME (LOSS) PER SHARE / EARNINGS PER SHARE (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Earnings Per Share [Abstract]
Net income (loss)	$ 2,037,000	$ (8,061,000)	$ 1,765,000	$ (10,346,000)	$ (12,553,325)	$ (4,409,785)
Net income applicable to preferred stock	(1,043,000)		(1,043,000)
Income available to common shareholders	$ 994,000	$ (8,061,000)	$ 722,000	$ (10,346,000)